Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net profit	$ 514,097	$ 348,054	$ 43,844
Other comprehensive income
Other comprehensive income not to be reclassified to profit or loss in subsequent periods - Remeasurement on defined benefit plans	2,119	7,225	5,412
Total comprehensive income for the year	$ 516,216	$ 355,279	$ 49,256